Auditor's remuneration - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	£ 11	£ 10	£ 9
KPMG
Disclosure of products and services [line items]
Other services	2	1	1
Audit of the Barclays Group's annual accounts	70	64	55
Tax fees	0	0	0
Audit fee relating to previous year
Disclosure of products and services [line items]
Other services	1	2	3
Other audit related fees
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	12	11	10
Other audit related fees | KPMG
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	£ 6	£ 6	£ 6